Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2020 Portfolio	Apr. 29, 2024 USD ($)
VIP Freedom 2020 Portfolio - Initial Class
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	591
VIP Freedom 2020 Portfolio - Service Class
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
VIP Freedom 2020 Portfolio - Service Class 2
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894